RECEIVABLES, PREPAYMENTS AND OTHER ASSETS	9 Months Ended
Sep. 30, 2023
Trade and other current receivables [abstract]
Receivables, Prepayments and Other Assets	Receivables, Prepayments and Other Assets

(in millions)	September 30, 2023	December 31, 2022
Current:
Trade receivables, other than related parties	$1,021	$824
Other receivables	265	497
Unbilled accounts receivable (1)	29	24
Receivables from government grants	51	52
Receivables from related parties	8	11
Other current financial assets	30	79
	$1,404	$1,487
Non-current:
Advances to suppliers	$219	$235
Other	24	46
Total	$243	$281
(1) Unbilled accounts receivable represents amounts recognized on revenue contracts less associated advances and progress billings. These amounts will be billed in accordance with the agreed-upon contractual terms or rendering services.
The following table summarizes the activity in the Company’s unbilled accounts receivable as of September 30, 2023 and for the twelve months ended December 31, 2022, respectively:

(in millions)	September 30, 2023	December 31, 2022
Balance, beginning of period	$24	$43
Revenue recognized during the period	73	87
Amounts invoiced	(68)	(106)
Balance, end of period	$29	$24